EQUITY TRANSACTIONS (Details Narrative)											2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2025 USD ($) shares	Jun. 09, 2025 USD ($) shares	Apr. 02, 2025 USD ($) shares	Mar. 31, 2025 $ / shares shares	Oct. 29, 2024 USD ($) $ / shares shares	Sep. 24, 2024 USD ($) $ / shares shares	Jan. 11, 2024 USD ($)	Dec. 15, 2023 USD ($)	Jul. 14, 2023 USD ($)	Apr. 05, 2023 USD ($) shares	Dec. 24, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 01, 2024 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares																		223,000
Preferred stock, shares authorized | shares												1,000,000			1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued | shares												156,000			156,000	156,000		156,000	156,000
Preferred stock, shares outstanding | shares												156,000			156,000	156,000		156,000	156,000
Dividend paid in cash | $																	$ 8,000		$ 16,000
Fair value of reacquired convertible notes, shares | shares					1,890,000
Gross proceeds from sale of equity | $	$ 190,000	$ 5,921,000	$ 1,090,000													$ 7,201,000
Shares issued | shares					2,553,000
Common stock, shares issued | shares					3,425,000							7,849,000			361,000	7,849,000		3,426,000	361,000
Common stock, shares outstanding | shares					3,425,000							7,849,000			361,000	7,849,000		3,426,000	361,000
Stock repurchased in period | shares												0				0		0
Common stock per share | $ / shares												$ 0.005			$ 0.005	$ 0.005		$ 0.005	$ 0.005
Convertible notes | $							$ 1,405,000	$ 7,788,000	$ 8,715,000								1,405,000	$ 1,405,000	$ 16,503,000
Fair value of reacquired convertible notes | $																			9,014,000
Loss on extinguishment of debt | $												$ 734,000		$ (22,440,000)		734,000	(22,440,000)	(22,440,000)
Reclassification of warrants | $														11,244,000			11,244,000	11,244,000
Change in fair value of warrant liabilities | $														(831,000)		(1,000)	(897,000)	(414,000)	(215,000)
Additional paid-in capital | $						$ 600,000						247,656,000			$ 189,211,000	247,656,000		233,219,000	189,211,000
Loss | $												(1,240,000)		(26,604,000)		(12,582,000)	(38,780,000)	(44,539,000)	(21,668,000)
Forward sales contract liability at fair value | $													$ 5,300,000
Outstanding common stock percentage			19.99%
Forward sales contract expense | $																5,847,000
Forward sales contract liability | $																5,800,000
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible notes | $					$ 1,100,000	$ 3,900,000	$ 1,400,000								$ 16,500,000
Debt instrument interest rate stated percentage						10.00%
ELOC [Member]
Subsidiary, Sale of Stock [Line Items]
Consideration shares of common stock | shares																			14,000
Gross proceeds from sale of equity | $																			$ 300,000
Number of remaining shares to be sold | shares																		176,000
Exchange Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding weighted average exercise price | $ / shares						$ 21.45
Fair value of reacquired convertible notes, shares | shares						1,890,000
Gross proceeds from sale of equity | $					$ 1,000,000.0
Warrants purchase | shares						300,000
Common stock per share | $ / shares						$ 0.5
Convertible notes | $						$ 28,400,000
Debt conversion | $ / shares						$ 15.00
Convertible notes | $						$ 10,100,000
principal and accrued interest | $						19,400,000
Unamortized debt issuance costs | $						9,300,000
Fair value of reacquired convertible notes | $						$ 32,000,000.0
Sale of stock, price per share | $ / shares						$ 16.95
Loss on extinguishment of debt | $						$ 21,900,000								21,900,000			21,900,000
Reclassification of warrants | $						$ 11,200,000
Change in fair value of warrant liabilities | $														800,000		800,000	800,000	$ 300,000
Exchange Agreements [Member] | December 2022 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants purchase | shares						9,000,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock per share | $ / shares						$ 11.175
Sale of stock, price per share | $ / shares						$ 11.25
Loss on extinguishment of debt | $																21,900,000		21,900,000
Sale of stock, number of common stock issued | shares						101,000
Loss on extinguishment of debt | $																600,000		600,000
Loss | $														22,400,000			22,400,000	$ 22,400,000
Discounted purchase price of shares and liability | $												$ 5,300,000				5,300,000
Forward sales contract liability at fair value | $																$ 5,300,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchase authorized amount | $																				$ 1,000,000.0
Lincoln Park Capital Fund LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from sale of equity | $																			$ 300,000
Sale of stock, number of common stock issued | shares																			14,000
Lincoln Park Capital Fund LLC [Member] | ELOC [Member]
Subsidiary, Sale of Stock [Line Items]
Consideration shares of common stock | shares										5,000									5,000
Lincoln Park Capital Fund LLC [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchase authorized amount | $										$ 10,000,000.0											$ 10,000,000.0
Beneficial owning percentage on issued and outstanding shares										4.99%
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized | shares																		156,000
Preferred stock, shares issued | shares																		156,000
Preferred stock, shares outstanding | shares																		156,000
Cumulative annual dividend payable per share | $ / shares																		$ 0.10
Dividend paid in cash | $																		$ 8,000	$ 16,000
Dividend paid in shares | shares																		700
Preferred stock, liquidation preference per share | $ / shares																		$ 1.00
Preferred stock, conversion rate																		76.005
Each preferred stock converted into common stock | shares																		0.01
Aggregate preferred stock to be convert into common stock | shares																		2,000
Fair value of reacquired convertible notes, shares | shares																		0	0
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares																		125,000
Q1-22 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares
Warrants outstanding weighted average exercise price | $ / shares												$ 572.98				$ 572.98		$ 573
Warrants expiration date												Sep. 09, 2027				Sep. 09, 2027		Sep. 09, 2027
December 2022 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares
Warrants outstanding weighted average exercise price | $ / shares												$ 21.45			$ 21.45	$ 21.45		$ 21.45	$ 21.45			$ 49.20
Warrants expiration date												Jun. 02, 2028				Jun. 02, 2028		Jun. 02, 2028
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding weighted average exercise price | $ / shares												$ 411.74				$ 411.74		$ 411.76
Warrants outstanding weighted average contractual life												2 years 1 month 28 days				2 years 1 month 28 days		2 years 10 months 24 days
Commonstock Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares						$ 11.175
Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of common stock issued | shares		622,000	34,000													656,000
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding weighted average exercise price | $ / shares				$ 0.075									$ 0.075
Sale of stock, price per share | $ / shares				1.494									1.494
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Dividend paid in cash | $
Shares issued | shares											416,000								14,000
Fair value of reacquired convertible notes | $
Reclassification of warrants | $
Sale of stock, number of common stock issued | shares	121,000	3,182,000	662,000													3,965,000
Loss | $
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding weighted average exercise price | $ / shares					$ 0.075
Shares issued | shares					93,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares				$ 1.569									$ 1.569
Sale of stock, number of common stock issued | shares				4,621,000
Outstanding common stock percentage, description				4.99% or 9.99%
Private Placement [Member] | Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares					125,000
Warrants outstanding weighted average exercise price | $ / shares					$ 0.075
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued upon warrants exchange | shares					663,000
Shares issued | shares					3,063,000
Commonstock Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares						$ 11.25
Sale of stock, number of common stock issued | shares						101,000